Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (46,885)		$ (70,353)	$ (153,388)		$ (84,207)	$ (203,345)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	105,418		21,286	58,975		6,445	15,048
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	62,293		(172,112)	(243,066)		(24,723)	(203,292)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	66,434		(393,445)	(600,296)		(155,465)	$ (541,186)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(28,683)		(4,525)	29,347		52,159
Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(26,286)			27,766		49,858
OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(2,397)	[1]		1,597	[1]	2,320
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	(40,440)		(9,419)	42,717		76,705
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(14,154)		(3,297)	14,951		26,847
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	(26,286)		(6,122)	27,766		49,858
Reclassification out of Accumulated Other Comprehensive Income | OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	(3,688)		2,457	2,457		3,569
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(1,291)		860	860		1,249
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	$ (2,397)		$ 1,597	1,597		2,320
Reclassification out of Accumulated Other Comprehensive Income | Pension and Other postretirement Plan Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments				(25)		(29)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)				9		(10)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net				$ (16)		$ (19)

[1]	The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired (OTTI) securities.